Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (35,764)	$ (48,883)
Unrealized loss on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(30,617)	(44,006)
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	(5,147)	(4,877)
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (35,764)	$ (48,883)